Other income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income [Line Items]
Interest and other income	$ 304,022	$ 196,663	$ 215,845
Total other income	341,505	230,478	254,074
Management fees and other
Other Income [Line Items]
Management fees	$ 37,483	$ 33,815	$ 38,229